Accrued maintenance liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement in Accrued Maintenance Liability [Roll Forward]
Accrued maintenance liability at beginning of period	$ 2,190,159	$ 2,237,494
Maintenance payments received	345,699	736,423
Maintenance payments returned	(412,492)	(352,032)
Release to income other than upon sale	(344,210)	(207,849)
Lessor contribution, top ups and other	66,281	25,310
Accrued maintenance liability at end of period	$ 1,750,395	$ 2,190,159